Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 52,986	$ 13,211	$ (2,463)
Issuance of common shares, net of transaction costs, amount		30,979	15,143
Exercise of deferred share units, amount		(9)
Balance	$ 35,776	$ 52,986	$ 13,211
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	4,855,876	2,507,145	799,780
Balance	$ 293,410	$ 235,008	$ 224,528
Issuance of common shares, net of transaction costs, shares		943,448	1,707,365
Issuance of common shares, net of transaction costs, amount		$ 29,082	$ 10,480
Exercise of warrants, net of issuance costs upon exercise, shares		1,404,443
Exercise of warrants, net of issuance costs upon exercise, amount		$ 29,301
Exercise of deferred share units, shares		840
Exercise of deferred share units, amount		$ 19
Ending balance, shares	4,855,876	4,855,876	2,507,145
Balance	$ 293,410	$ 293,410	$ 235,008